Regulation	12 Months Ended
Dec. 31, 2019
Regulation
Regulation

23.   Regulation

Gainful Employment

Under the Higher Education Act, a proprietary institution offering programs of study other than a baccalaureate degree in liberal arts (for which there is a limited statutory exception) must prepare students for gainful employment in a recognized occupation. The Department of Education has published final regulations related to gainful employment that went into effect on July 1, 2015 (the “2015 Regulations”), with the exception of new disclosure requirements, which generally went into effect January 1, 2017, but which were delayed, to some extent, until July 1, 2019.

The 2015 Regulations included two debt-to-earnings measures, consisting of an annual income rate and a discretionary income rate. The annual income rate measured student debt in relation to earnings, and the discretionary income rate measured student debt in relation to discretionary income. A program passed if the program’s graduates:

●	have an annual income rate that does not exceed 8%; or
●	have a discretionary income rate that does not exceed 20%.

In addition, a program that did not pass either of the debt-to-earnings metrics and had an annual income rate between 8% and 12%, or a discretionary income rate between 20% and 30%, was considered to be in a warning zone. A program failed if the program’s graduates had an annual income rate of 12% or greater and a discretionary income rate of 30% or greater. A program became Title IV-ineligible for three years if it failed both metrics for two out of three consecutive years, or failed to pass at least one metric for four consecutive award years. On January 8, 2017, Strayer University and Capella University received their final

2015 debt-to-earnings measures. None of Strayer University or Capella University programs failed the debt-to-earnings metrics. Two active Strayer University programs, the Associate in Arts in Accounting and Associate in Arts in Business Administration, and one active Capella University program, the Masters of Science in Marriage and Family Counseling/Therapy, were “in the zone,” which means each of those three programs remained fully eligible. The Department has not yet released 2016 debt-to-earnings measures.

On July 1, 2019, the Department of Education released final gainful employment regulations, which contain a full repeal of the 2015 Regulations, including all debt measures, reporting, disclosure, and certification requirements. Per the Department of Education’s Master Calendar, these rules go into effect July 1, 2020. However, the Secretary used her authority under the HEA to allow institutions to implement the new rules early as of July 1, 2019. Those institutions that implement early are not required to report gainful employment data for the 2018-2019 award year, are not required to comply with gainful employment disclosure and template publication requirements, and are not required to comply with the regulation’s certification requirements with respect to programmatic accreditation and program satisfaction of prerequisites for professional licensure/state certification. Both Capella University and Strayer University have elected to implement the July 2019 regulations early and have documented their decision to do so as required by the Department of Education.

The Clery Act

Strayer University and Capella University must comply with the campus safety and security reporting requirements as well as other requirements in the Jeanne Clery Disclosure of Campus Security Policy and Campus Crime Statistics Act (the “Clery Act”), including changes made to the Clery Act by the Violence Against Women Reauthorization Act of 2013. On October 20, 2014, the Department promulgated regulations, effective July 1, 2015, implementing amendments to the Clery Act. In addition, the Department has interpreted Title IX to categorize sexual violence as a form of prohibited sex discrimination and to require institutions to follow certain disciplinary procedures with respect to such offenses. Failure by Strayer University or Capella University to comply with the Clery Act or Title IX requirements or regulations thereunder could result in action by the Department fining Strayer University or Capella University, or limiting or suspending its participating in Title IV programs, could lead to litigation, and could harm Strayer University or Capella University’s reputation. The Company believes that Strayer University and Capella University are in compliance with these requirements.

Compliance Reviews

Strayer University and Capella University are subject to announced and unannounced compliance reviews and audits by various external agencies, including the Department of Education, its Office of Inspector General (“ED OIG”), state licensing agencies, and accrediting agencies. The Higher Education Act and Department of Education regulations also require an institution to submit annually to the Secretary of Education a compliance audit of its administration of Title IV programs conducted by an independent certified public accountant in accordance with Generally Accepted Government Auditing Standards and applicable ED OIG audit guides. For fiscal years beginning after June 30, 2016, the Universities must submit such audits that have been conducted in accordance with a revised guide for audits of proprietary schools that was issued by the ED OIG in September 2016. In addition, to enable the Secretary of Education to make a determination of financial responsibility, an institution must submit annually to the Secretary of Education audited financial statements prepared in accordance with Department of Education regulations.

In June 2019, the Department of Education conducted an announced, on-site program review at Capella University, focused on Capella University’s FlexPath program. The review covered the 2017-2018 and 2018-2019 federal financial aid years. The program review has not concluded. In general, after the Department of Education conducts its site visit and reviews data supplied by the institution, it sends the institution a program review report. The institution has the opportunity to respond to any findings in the report. The Department of Education then issues a Final Program Review Determination, which identifies any liabilities. The institution may appeal any monetary liabilities specified in the Final Program Review Determination.

Program Participation Agreement

Each institution participating in Title IV programs must enter into a Program Participation Agreement with the Department. Under the agreement, the institution agrees to follow the Department’s rules and regulations governing Title IV programs. On October 11, 2017, the Department and Strayer University executed a new Program Participation Agreement, approving Strayer University’s continued participation in Title IV programs with full certification through June 30, 2021.

As a result of the August 1, 2018 merger, Capella University experienced a change of ownership, with the Company as its new owner. On January 18, 2019, consistent with standard procedure upon a Title IV institution’s change of ownership, the Department and Capella University executed a new Program Participation Agreement, approving Capella’s continued participation in Title IV programs with provisional certification through December 31, 2022. As is typical, the Provisional Program Participation Agreement subjects Capella University to certain requirements during the period of provisional certification, including that Capella must apply for and receive approval from the Department in connection with establishing new locations or the addition of new Title IV-eligible educational programs.